AMG Yacktman Focused Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2023
	Shares	Value
Common Stocks - 80.0%
Communication Services - 17.6%
Alphabet, Inc., Class C*	970,000	$127,894,500
Bolloré SE (France)	51,000,000	273,727,439
Fox Corp., Class B	3,000,000	86,640,000
News Corp., Class A	3,685,000	73,921,100
News Corp., Class B1	200,000	4,174,000
The Walt Disney Co.*	300,000	24,315,000
Warner Bros Discovery, Inc.*	1,900,000	20,634,000

Total Communication Services		611,306,039
Consumer Discretionary - 3.1%
eBay, Inc.	950,000	41,885,500
Hyundai Home Shopping Network Corp. (South Korea)[2]	600,000	18,586,858
Hyundai Mobis Co., Ltd. (South Korea)	260,000	46,274,378

Total Consumer Discretionary		106,746,736
Consumer Staples - 14.6%
Associated British Foods PLC (United Kingdom)	3,900,000	97,982,959
The Coca-Cola Co.	470,000	26,310,600
Ingredion, Inc.	540,000	53,136,000
Kenvue, Inc.	783,745	15,737,599
KT&G Corp. (South Korea)	1,660,000	106,011,260
PepsiCo, Inc.	550,000	93,192,000
The Procter & Gamble Co.	550,000	80,223,000
Tyson Foods, Inc., Class A	700,000	35,343,000

Total Consumer Staples		507,936,418
Energy - 15.5%
Canadian Natural Resources, Ltd. (Canada)	4,190,000	270,967,300
ConocoPhillips	400,000	47,920,000
Devon Energy Corp.	650,000	31,005,000
Diamondback Energy, Inc.	305,000	47,238,400
EOG Resources, Inc.	345,000	43,732,200
Pioneer Natural Resources Co.	165,000	37,875,750
Weatherford International PLC*	650,000	58,714,500

Total Energy		537,453,150
Financials - 5.5%
The Bank of New York Mellon Corp.	650,000	27,722,500
Berkshire Hathaway, Inc., Class B*	100,000	35,030,000
The Charles Schwab Corp.	1,335,000	73,291,500
State Street Corp.	800,000	53,568,000

Total Financials		189,612,000
Health Care - 1.4%
Johnson & Johnson	322,427	50,218,005
	Shares	Value
Industrials - 10.9%
Brenntag SE (Germany)	1,250,000	$96,720,892
L3Harris Technologies, Inc.	170,000	29,600,400
Lockheed Martin Corp.	95,000	38,851,200
Northrop Grumman Corp.	110,000	48,420,900
Samsung C&T Corp. (South Korea)	460,000	36,675,979
U-Haul Holding Co.*,1	159,000	8,676,630
U-Haul Holding Co., Non-Voting Shares	1,899,000	99,488,610
Yuasa Trading Co., Ltd. (Japan)	800,000	22,104,180

Total Industrials		380,538,791
Information Technology - 7.2%
Cognizant Technology Solutions Corp., Class A	1,300,000	88,062,000
Microsoft Corp.	430,000	135,772,500
Oracle Corp.	250,000	26,480,000

Total Information Technology		250,314,500
Materials - 4.2%
Nihon Parkerizing Co., Ltd. (Japan)	1,868,100	13,802,897
Olin Corp.	995,000	49,730,100
Reliance Steel & Aluminum Co.	310,000	81,291,300

Total Materials		144,824,297

Total Common Stocks (Cost $2,061,347,892)		2,778,949,936

	Principal Amount
Corporate Bonds and Notes - 0.0%#
Industrials - 0.0%#
GrafTech Finance, Inc. 4.625%, 12/15/28[3]	$2,400,000	1,855,908

Total Corporate Bonds and Notes (Cost $1,952,599)		1,855,908

	Shares
Preferred Stocks - 12.7%
Consumer Discretionary - 2.5%
Hyundai Motor Co., 7.240% (South Korea)	438,620	34,383,225
Hyundai Motor Co., 7.240% (South Korea)	661,380	51,415,302

Total Consumer Discretionary		85,798,527
Consumer Staples - 0.6%
Amorepacific Corp., 2.050% (South Korea)	250,000	6,643,204
LG Household & Health Care Co., Ltd., 2.440% (South Korea)	118,000	15,238,091

Total Consumer Staples		21,881,295

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 9.6%
Samsung Electronics Co., Ltd., 2.730% (South Korea)	8,250,000	$332,363,373

Total Preferred Stocks (Cost $322,001,629)		440,043,195

	Principal Amount
Short-Term Investments - 7.3%
Joint Repurchase Agreements - 0.1%[4]
Bethesda Securities LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $659,468 (collateralized by various U.S. Government Agency Obligations, 3.062% - 6.000%, 08/01/28 - 07/01/53, totaling $672,355)	$659,172	659,172
Industrial and Commercial Bank of China Financial Services LLC, dated 09/29/23, due 10/02/23, 5.330% total to be received $1,000,444 (collateralized by various U.S. Treasuries, 0.000% - 7.500%, 10/31/23 - 02/15/53, totaling $1,020,000)	1,000,000	1,000,000
Mirae Asset Securities USA, Inc., dated 09/29/23, due 10/02/23, 5.400% total to be received $1,000,450 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 05/01/27 - 09/15/65, totaling $1,020,459)	1,000,000	1,000,000
National Bank Financial, dated 09/29/23, due 10/02/23, 5.340% total to be received $338,216 (collateralized by various U.S. Treasuries, 0.000% - 4.750%, 10/17/23 - 08/15/53, totaling $344,827)	338,066	338,066
	Principal Amount	Value

Santander U.S. Capital Markets LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $1,000,449 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.814%, 01/25/25 - 08/20/71, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		3,997,238
U.S. Government Obligations - 4.0%
U.S. Treasury Bills, 3.259%, 10/05/23[5]	35,000,000	34,984,629
U.S. Treasury Bills, 5.485%, 01/25/24[5]	35,000,000	34,406,033
U.S. Treasury Bills, 5.515%, 06/13/24[5]	36,000,000	34,664,565
U.S. Treasury Bills, 5.550%, 03/21/24[5]	35,000,000	34,115,384

Total U.S. Government Obligations		138,170,611
Repurchase Agreements - 1.6%
Fixed Income Clearing Corp., dated 09/29/23 due 10/02/23, 5.150% total to be received $55,646,872 (collateralized by a U.S. Treasury, 3.250%, 05/15/42, totaling $56,735,480)	55,623,000	55,623,000

	Shares
Other Investment Companies - 1.6%
JPMorgan U.S. Government Money Market Fund, IM Shares, 5.27%[6]	55,677,593	55,677,593

Total Short-Term Investments (Cost $253,798,476)		253,468,442
Total Investments - 100.0% (Cost $2,639,100,596)		3,474,317,481
Other Assets, less Liabilities - 0.0%#		(246,265)
Net Assets - 100.0%		$3,474,071,216

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $6,655,248 or 0.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Affiliated issuer. See summary of affiliated investment transaction for details.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the value of this security amounted to $1,855,908 or less than 0.05% of net assets.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[5]	Represents yield to maturity at September 30, 2023.
[6]	Yield shown represents the September 30, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following schedule shows the value of affiliated investments at September 30, 2023.
Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net change in appreciation (depreciation)	Amount of Dividends	Value
Hyundai Home Shopping Network Corp.	600,000	—	—	—	$(7,070,580)	$ 1,231,158	$18,586,858

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$337,578,600	$273,727,439	—	$611,306,039
Energy	537,453,150	—	—	537,453,150
Consumer Staples	303,942,199	203,994,219	—	507,936,418
Industrials	225,037,740	155,501,051	—	380,538,791
Information Technology	250,314,500	—	—	250,314,500
Financials	189,612,000	—	—	189,612,000
Materials	131,021,400	13,802,897	—	144,824,297
Consumer Discretionary	41,885,500	64,861,236	—	106,746,736
Health Care	50,218,005	—	—	50,218,005
Corporate Bonds and Notes†	—	1,855,908	—	1,855,908
Preferred Stocks†	—	440,043,195	—	440,043,195
Short-Term Investments
Joint Repurchase Agreements	—	3,997,238	—	3,997,238
U.S. Government Obligations	—	138,170,611	—	138,170,611
Repurchase Agreements	—	55,623,000	—	55,623,000
Other Investment Companies	55,677,593	—	—	55,677,593
Total Investments in Securities	$2,122,740,687	$1,351,576,794	—	$3,474,317,481

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2023, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2023, was as follows:
Country	% of Long-Term Investments
Canada	8.4
France	8.5
Germany	3.0
Japan	1.1
South Korea	20.1
United Kingdom	3.1
United States	55.8
100.0

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$6,655,248	$3,997,238	$2,902,074	$6,899,312
The following table summarizes the securities received as collateral for securities lending at September 30, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.400%	01/31/24-05/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.